Investments in Subsidiaries - Summarized Financial Information Including Goodwill On Acquisition And Consolidation Adjustment But Before Intercompany Eliminations Of Subsidiaries With Material Non Controlling Interests (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Summarized statement of financial position
Current assets	¥ 20,521,231		¥ 19,163,855		$ 2,860,580
Current liabilities	(13,230,505)		(12,058,582)		(1,844,281)
Non-current liabilities	(1,518,024)		(1,523,411)		(211,607)
Total equity	12,299,565		12,175,625	¥ 11,835,064	1,714,513	¥ 11,615,344
Attributable to NCI	3,134,940		2,949,097		436,999
Summarized statement of comprehensive income
Revenue	19,133,575	$ 2,667,146	18,046,349	16,030,636
Profit after tax	491,742	68,547	422,856	335,661
Total comprehensive income for the year	510,201	71,120	454,874	424,778
Attributable to NCI	172,119	23,993	144,491	132,409
Summarized statement of cash flows
Operating	779,416	108,647	1,226,038	(119,419)
Investing	113,101	15,766	(113,256)	(133,048)
Financing	(526,635)	(73,411)	(33,742)	(140,365)
Guangxi Yuchai Machinery Company Limited [member]
Summarized statement of financial position
Current assets	19,675,359		18,073,115		2,742,669
Non-current assets, excluding goodwill	6,225,707		6,293,318		867,839
Goodwill	212,636		212,636		29,641
Current liabilities	(13,208,372)		(12,029,500)		(1,841,196)
Non-current liabilities	(1,451,625)		(1,457,329)		(202,351)
Net assets/(liabilities)	11,453,705		11,092,240		1,596,602
Total equity	11,453,705		11,092,240		1,596,602
Attributable to NCI	2,921,456		2,741,359	2,627,354	$ 407,240
Summarized statement of comprehensive income
Revenue	19,102,797	2,662,856	18,015,280	15,998,041
Profit after tax	511,379	71,284	431,697	355,140
Total comprehensive income for the year	515,926	71,918	442,666	355,936
Attributable to NCI	165,388	23,054	135,173	114,700
Summarized statement of cash flows
Operating	837,220	116,705	1,261,921	(82,444)
Investing	18,761	2,615	23,243	(221,126)
Financing	(293,216)	(40,873)	(67,590)	(181,072)
Net increase in cash and cash equivalents	¥ 562,765	$ 78,447	¥ 1,217,574	¥ (484,642)